Revenue (Tables)	12 Months Ended
Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
Summarizes the Changes in Deferred Revenue

The following table summarizes the changes in deferred revenue:

(in thousands)	June 30, 2022	June 30, 2021	June 30, 2020
Balance, beginning of period	$122	$—	$—
Deferral of revenue	67	250	—
Revenue recognized	(143)	(128)	—
Balance, end of period	$46	$122	$—